11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
March 3, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Equity Funds (Invesco Equity Funds)
CIK No. 0000105377
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Equity Funds (Invesco Equity Funds) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Class A, Class C, Class P, Class R, Class S, Class Y, Investor Class, Class R5 and Class R6 shares, as applicable, of:
Invesco Charter Fund, Invesco Diversified Dividend Fund, Invesco Main Street All Cap Fund®, Invesco Main Street Fund®, Invesco Rising Dividends Fund and Invesco Summit Fund
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 141 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 25, 2021.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5086 or Emily.Ast@invesco.com.
Very truly yours,
/s/ Emily Ast
Emily Ast Senior Counsel